Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Schedule of Breakdown for Lease Liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2023	2022
At January 1,	443,507	438,052
Interest expense	17,030	9,882
Repayment of lease liabilities (including interest expense)	(142,762)	(124,321)
Business combinations	160,869	—
IFRS 16 lease amendment: lease renegotiation	—	(7,194)
Additions due to new leases and store renewals	142,005	140,875
Decrease of lease liabilities due to store closures	(14,750)	(21,726)
Translation differences	(12,174)	7,939
At December 31,	593,725	443,507
Of which:
Non-current	471,083	332,050
Current	122,642	111,457

Schedule of Lease Liabilities by Maturity Date
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2023	593,725	122,642	102,631	82,248	68,876	217,328
2022	443,507	111,457	91,081	62,502	46,528	131,939